Stockholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended			3 Months Ended	12 Months Ended			87 Months Ended	99 Months Ended
	Oct. 01, 2020	Feb. 26, 2020	Jan. 09, 2020	Oct. 30, 2019	Apr. 16, 2018	Mar. 13, 2018	Mar. 01, 2018	Apr. 01, 2017	Feb. 17, 2017	Dec. 31, 2019	May 31, 2018	Apr. 30, 2013	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Sep. 15, 2020	May 31, 2020	Dec. 31, 2017
Class of Stock [Line Items]
Weighted-average price per share (in usd per share)		$ 17.50		$ 17.50										$ 17.50			$ 20.95	$ 20.60
Stock repurchase, value		$ 8,800	$ 1,700								$ 3,000
Number of shares repurchased (in shares)		505,101		446,830										505,101			4,391,519	4,896,620
Common stock repurchases				$ 7,800										$ 10,539	$ 21,113	$ 14,202
DRIP, period of notice to alter agreement									10 days
Common stock issued through distribution reinvestment plan (in shares)														900,000	1,500,000	1,700,000
Proceeds from common stock issued through distribution reinvestment plan														$ 14,600	$ 27,200	$ 35,700
Number of securities called by share purchase right (in shares)																					1
Preferred stock, shares authorized (in shares)										1,610,000			2,210,000	2,210,000	1,610,000		1,610,000	2,210,000
Preferred stock, additional shares authorized (in shares)																			600,000
Preferred stock, shares issued (in shares)										1,610,000			1,610,000	1,610,000	1,610,000		1,610,000	1,610,000
Preferred stock, liquidation preference (in usd per share)										$ 25.00					$ 25.00		$ 25.00
Value of shares issued														$ (59)	$ 37,617
Payments for underwriting expense										$ (1,300)
Payments of additional offering expenses										$ (1,400)
Issuance of preferred stock, net (in shares)													0
Preferred stock, dividend rate (in usd per share)														$ 1.84375
Preferred stock, dividend rate, percentage														7.375%	7.375%
Distributions declared in cash (in usd per share)	$ 0.85						$ 0.85	$ 1.45				$ 1.70		$ 0.42	$ 0.83	$ 0.92
Stock dividends (in shares)	0.01349													0.02716
Preferred stock, quarterly dividend rate (in usd per share)														0.460938
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)										92,356,664			93,775,746	93,775,746	92,356,664	91,963,532	92,356,664	93,775,746				91,002,766
Common stock issued through distribution reinvestment plan (in shares)														875,986	1,481,395	1,720,633
Tender Offer
Class of Stock [Line Items]
Shares authorized for repurchase (in shares)			200,000			2,000,000.0
Weighted-average price per share (in usd per share)			$ 8.50			$ 13.15
Reduction in shares authorized for repurchase (in shares)					230,000
Public Stock Offering
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)													1,610,000	1,610,000				1,610,000
Preferred stock, number of shares issued in public offering										1,610,000
Preferred stock, liquidation preference (in usd per share)													$ 25.00	$ 25.00				$ 25.00
Sale of stock, gross proceeds										$ 40,300
Delisting
Class of Stock [Line Items]
Preferred stock, dividend rate (in usd per share)															$ 2.34375
Preferred stock, dividend rate, percentage															9.375%
Increase in preferred stock, dividend rate, percentage															2.00%
Preferred Stock Equity Line
Class of Stock [Line Items]
Authorized preferred stock offering, value																				$ 15,000
Maximum shares per preferred stock offering (in shares)																				3,500
Issuance of preferred stock, net (in shares)														0
Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)										50,000,000					50,000,000		50,000,000